Financial Instruments and Risk Management (Details) - Schedule of Financial Instruments and Fair Value Measurement - Financial Assets at Fair Value [Member] - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments and Risk Management (Details) - Schedule of Financial Instruments and Fair Value Measurement [Line Items]
Cash	€ 498,099	€ 502,585
Financial assets at amortized cost
Accounts receivable and other receivables	1,730,467	3,137,609
Amount due from related parties	79,835	140,264
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	(2,231,281)	(2,652,868)
Amount due to related parties	(3,801,385)	(237,285)
Lease liabilities	(67,380)	(95,059)
Bank loans	(3,844,731)	(8,334,530)
Total fair value	€ (7,636,376)	€ (7,539,284)